Share-based Payments - Summary of Assumptions Used to Determine Fair Value of Options Granted (Detail)	12 Months Ended
	Oct. 31, 2021 yr $ / shares	Oct. 31, 2020 yr $ / shares	Oct. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	0.96%	2.00%	2.63%
Expected dividend yield	6.50%	6.80%	5.87%
Expected share price volatility	20.25%	15.30%	18.36%
Expected life | yr	6	6	6
Share price/exercise price | $ / shares	$ 110.79	$ 109.87	$ 111.50